Related party transactions	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Related party transactions [Text Block]

NOTE 4 – Related party transactions

We entered into the following transactions with related parties during the nine months ended October 31, 2015: We rented an office from Jim Briscoe, our Chairman of the Board, CEO and CFO, on a month-to-month basis for $522 per month. The total rent payments were $4,698 for the nine months ended October 31, 2015. No amount was due as of October 31, 2015.

At October 31, 2015 we had a balance of accrued unpaid wages of $458,367 to Jim Briscoe, our Chairman of the Board, CEO, CFO and President. Additionally, we had a balance of accrued unpaid wages of $15,625 to a former President.

During the three months ended October 31, 2015, we recognized $29,067 of compensation expense related to the five year extension of 77,500,000 options to directors of the Company, extending the expiration date from August 2015 to August 2020, at their original exercise price of $0.038.

NOTE 13 – Related party transactions

We entered into the following transactions with related parties during the year ended January 31, 2015:

Paid or accrued $6,263 in rent. We rented an office from Jim Briscoe, our Chairman of the Board, CEO and CFO, and President on a month-to-month basis for $522 per month.

At January 31, 2015 we had a balance of accrued unpaid wages of $389,367 to Jim Briscoe, our Chairman of the Board, CEO and CFO and President.

At January 31, 2015, we had a balance of accrued unpaid wages of $15,625 to Larry Liang, our former President.

We have an option to explore 26 standard federal lode mining claims at the East Silver Bell project and 29 standard federal lode mining claims at the Walnut Creek project from JABA US Inc., an Arizona Corporation in which two of our directors are owners. We are required to pay annual rentals to maintain the claims in good standing. During the year ended January 31, 2015 we paid $8,525 in rental fees to maintain the mineral claims in good standing. The original option agreement was for the period from April 11, 2008 through January 1, 2011 and has been extended through June 1, 2013 and now to June 1, 2015. This may additionally be extended in five year periods or increments in the future by any JABA director.

We entered into the following transactions with related parties during the year ended January 31, 2014:

Paid or accrued $6,263 in rent. We rented an office from Jim Briscoe, our Chairman of the Board, CEO and CFO, and President on a month-to-month basis for $522 per month.

At January 31, 2014 we had a balance of accrued unpaid wages of $325,367 to Jim Briscoe, our Chairman of the Board, CEO and CFO and President.

At January 31, 2014, we had a balance of accrued unpaid wages of $15,625 to Larry Liang, our former President.

We recognized compensation expense of $67,500 for stock options granted to an officer.

We have an option to explore 26 standard federal lode mining claims at the East Silver Bell project and 33 standard federal lode mining claims at the Walnut Creek project from JABA US Inc., an Arizona Corporation in which two of our directors are owners. We are required to pay annual rentals to maintain the claims in good standing. During the year ended January 31, 2014 we paid $8,260 in rental fees to maintain the mineral claims in good standing.